Average Annual Total Returns - Caldwell & Orkin - Gator Capital Long/Short Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Morningstar Long/ Short Equity Category (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.08%	9.65%	7.81%
Eurekahedge Long Short Equities Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.22%	6.75%	7.50%
Caldwell & Orkin - Gator Capital Long/Short Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	22.77%	20.99%	10.60%
Caldwell & Orkin - Gator Capital Long/Short Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.50%	20.70%	10.47%
Caldwell & Orkin - Gator Capital Long/Short Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.40%	17.22%	8.80%